Income Taxes (Details)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Income Taxes [Line Items]
Unrecognized tax benefit	12 months
Taizhou Suxuantang [Member]
Income Taxes [Line Items]
Effective income tax rate			15.00%
Applicable income tax rate	25.00%	25.00%
Hong Kong [Member]
Income Taxes [Line Items]
Effective income tax rate	16.50%	16.50%	16.50%
PRC [Member]
Income Taxes [Line Items]
Effective income tax rate			25.00%
Effective statutory income tax rate	25.00%	25.00%	15.00%